Share-Based Compensation (Details) - Schedule of share-based compensation expenses related to grants under the equity incentive plan - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 697	$ 652	$ 1,485	$ 842
Research & development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	119	358	509	446
General & administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 578	$ 294	$ 976	$ 396